SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Range of Exericse Prices, Lower	$ 0.32
Range of Exericse Prices, Upper	$ 16.24
Number of Options Outstanding	893,438
Weighted- Average Remaining Contractual Life	6 years 2 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 6.80
Options Exercisable, Number Exercisable	891,563
Options Exercisable, Weighted-Average Exercise Price	$ 6.80
Previously Reported [Member]
Range of Exericse Prices, Lower		$ 0.04
Range of Exericse Prices, Upper		$ 2.03
Number of Options Outstanding		7,147,500
Weighted- Average Remaining Contractual Life		6 years 2 months 12 days
Options Outstanding, Weighted-Average Exercise Price		$ 0.85
Options Exercisable, Number Exercisable		7,132,500
Options Exercisable, Weighted-Average Exercise Price		$ 0.85